Note 8 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
201 8	$0.3
201 9	0.3
20 20	0.3
Thereafter	0.2

Total minimum lease payments	$1.1